CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (8,529,263)	$ (2,069,642)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	23,460	3,503
Amortization of ROU asset	15,566
Change in fair value of SAFE liability	3,493,431	829,700
Share-based compensation expense	194,743
Changes in operating assets and liabilities:
Unbilled revenue	12,342	(12,342)
Prepaid expenses and other current assets	(65,953)	(49,956)
Other assets	(106,935)
Accounts payable	222,258	983
Accrued expenses and other liabilities	(49,843)	203,628
Grant advance	144,000	48,000
Deferred revenue	23,617
Operating lease liability	226
Net cash used in operating activities	(4,622,351)	(1,046,126)
Investing activities:
Purchase of property and equipment	(246,993)	(8,956)
Cash used in investing activities	(246,993)	(8,956)
Financing activities:
Proceeds from issuance of SAFE liability	30,000	3,010,300
Proceeds from sale of convertible preferred stock and common stock warrants	12,125,830
Payment of financing costs	(77,739)	1,213
Cash provided by financing activities	12,078,091	3,011,513
Effect of exchange rates on cash and cash equivalents	(6,267)	(167)
Net increase (decrease) in cash and cash equivalents	7,202,480	1,956,264
Cash and cash equivalents at the beginning of the period	2,081,086	124,822
Cash and cash equivalents at the end of the period	9,283,566	$ 2,081,086
Supplemental non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	146,750
Deferred offering costs in accounts payable and accrued expenses	461,000
Financing costs in accrued expenses	66,000
Issuance of preferred stock upon conversion of SAFEs	$ 7,488,431